INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Schedule of Current and Deferred Components of Income Tax

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
Current tax expense	(14)	(32)	(30)
Deferred tax benefit / (expense)	31	14	(2)
Total income tax benefit / (expense)	17	(18)	(32)

Schedule of Income Tax Reconciliation Using Composite Statutory Income Tax Rate Applicable by Tax Jurisdiction

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
(Loss) / income before income tax	(34)	82	222
Statutory tax rate applicable to parent company (A)	32.0%	34.4%	25.0%
Income tax benefit / (expense) calculated at statutory tax rate	11	(28)	(55)

Effect of foreign tax rate	2	3	2
Changes in recognized and unrecognized deferred tax assets (B)	15	(10)	30
Change in tax laws and rates (C)	—	21	—
Other	(11)	(4)	(9)
Income tax benefit / (expense)	17	(18)	(32)
Effective income tax rate	49%	22%	14%
(A)The parent company is a French company for the years ended December 31, 2020 and 2019, and was a Dutch company for the year ended December 31, 2018.
(B)For the year ended December 31, 2020, changes mainly related to recognized deferred tax assets on prior-year losses carried forward at one of our main operating entities in the United States, following some clarification on U.S. interest limitation rules in 2020, and the CARES Act. For the year ended December 31, 2018, changes mainly related to non-recurring transactions, especially the gain on the sale of the North Building of the Sierre plant and termination of an existing lease agreement, that generated a significant taxable profit offset by the use of previously unrecognized tax losses carried forward.
(C)For the year ended December 31, 2019, the change in tax laws and rates relates mainly to the application of the Swiss Federal Tax Reform voted in May 2019 and enacted in the Canton where one of our entities is located.